MFS(R) Emerging Markets Debt Fund

                        Supplement to Current Prospectus


Effective immediately, the Performance Table is hereby restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2001) Returns Before Taxes
                                                      1 Year         Life*
Class B shares                                         N/A            N/A
Class C shares                                         N/A            N/A
Class A shares                                        14.84%         10.08%
Returns After Taxes (Class A shares only)
Class A Shares' Return After Taxes
on Distributions                                      11.34%          5.81%
Class A Shares' Return After Taxes on
Distributions and Sale of Class A Shares               9.02%          5.79%
Index Comparisons (reflects no deduction for
fees, expenses or taxes)
J.P. Morgan Emerging Markets Bond Index Global+#       1.36%          5.16%
Lipper Average Emerging Markets Debt Fund++##         11.53%          3.58%
------------------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on March 17, 1998, through December 31, 2001. Class B and class C shares were not available for sale during the period. Index and Lipper average returns are from April 1, 1998.
+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Inc.
#    The J.P.  Morgan  Emerging  Markets  Bond  Index  Global is a broad  based, unmanaged, total return index which measures the performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments.
## The Lipper Average Emerging Markets Debt Fund, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper Average Emerging Markets Debt category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.

                The date of this supplement is September 30, 2002